Other Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets	5. OTHER ASSETS Other assets primarily consist of prepayments for two commercial real estates as the Group’s office spaces in PRC as of December 31, 2022 and 2023.